Common Shares - Reconciliation and Weighted Average Common Shares Outstanding (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2024	Dec. 31, 2024
Common Shares
Outstanding at the beginning of the period (in shares)		0
Issued on exercise of stock options (in shares)		470,700
Outstanding at the end of the period (in shares)		208,000,000
Common Shares ($)
Outstanding at the beginning of the period		$ 0
Issued on October 1, 2024		2,187
Issued on exercise of stock options		9
Outstanding at the end of the period		$ 2,196
Share Capital
Common Shares
Outstanding at the beginning of the period (in shares)	0	0
Issued on October 1, 2024 (in shares)	207,570,409
Issued on exercise of stock options (in shares)		470,700
Outstanding at the end of the period (in shares)		208,041,109
Common Shares ($)
Outstanding at the beginning of the period		$ 0
Issued on October 1, 2024		2,187
Issued on exercise of stock options		9
Outstanding at the end of the period		$ 2,196